Investments Components of Equity Realized Gains (Losses) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Components of Equity Realized Gains (Losses) [Line Items]
Equity Securities, FV-NI, Gain (Loss)	$ (232.4)
Equity Securities, FV-NI, Realized Gain (Loss)	265.1
Equity Securities, FV-NI, Unrealized Gain (Loss)	$ (497.5)